Expenses by nature	12 Months Ended
Dec. 31, 2019
Expenses
Expenses by nature
20	Expenses by nature

	2019	2018
	$	$

Salaries, wages and benefits	7,831	5,945
Other research and development expenditures, including clinical costs	13,594	8,398
Professional and consulting fees	1,779	1,987
Travel	680	550
Office, rent and telecommunications	684	586
Insurance	800	444
Marketing, communications and investor relations	1,675	1,370
Depreciation	527	325
Stock-based compensation (non-cash)	1,138	1,182
Deferred share unit compensation (non-cash)	(191)	508
Other	609	800
Accreted interest	1,239	1,385
Research and development tax credits	(1,571)	(1,027)
Government assistance	(861)	(35)

	27,933	22,418